THOMPSON COBURN LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

December 21, 2007

VIA EDGAR CORRESPONDENCE

Linda Stirling, Esq.
Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW, 5-6
Washington, DC 20549

    Re:  YIELDQUEST FUNDS TRUST, SEC FILE NOS. 33-125172 AND 811-21771
         -------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of YieldQuest Funds Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. The purpose of the filing is to add a new "Investor Class" to each series of the Trust, to provide information about the YieldQuest Funds' new portfolio management teams, and to update the YieldQuest Funds' performance and other information as of the fiscal year ended October 31, 2007. Any financial information not yet completed will be added by subsequent amendment.

         We appreciate the Staff's review of this filing and look forward to receiving your comments. The Trust's target effective date is on or before February 28, 2008. We would appreciate the Staff's assistance in meeting this target effective date.

         We appreciate your advice and assistance.

Sincerely,

THOMPSON COBURN LLP

/s/ Dee Anne Sjogren